Document and Entity Information	Jan. 31, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001318342
Document Creation Date	Jan. 28, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Document Effective Date	Jan. 31, 2025
Prospectus Date	Jan. 31, 2025
Amendment Flag	false
Document Period End Date	Sep. 30, 2024
Ironclad Managed Risk Fund | Ironclad Managed Risk Fund
Prospectus:
Trading Symbol	IRONX